Associates and Joint Ventures - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016
ITC Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Ownership interest in associates	29.19%	29.38%	29.42%	29.46%
Group's portion of charges related to stocks destroyed			£ 4
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates	£ (3)	£ 6	17
Organigram Inc.
Disclosure Of Transactions Between Related Parties [Line Items]
Amortisation of acquired intangibles	2	2	£ 0
Excess impairment beyond non-current assets held-for-sale - Russia and Belarus	65
Impairment Loss Recognised In Profit Or Loss Net Of Tax	59
Tisak d.d.
Disclosure Of Transactions Between Related Parties [Line Items]
Ownership interest in associates					26.00%
Reclassified foreign exchange previously recognised in other comprehensive income		2
Kamaran Industry & Investment Company
Disclosure Of Transactions Between Related Parties [Line Items]
Excess impairment beyond non-current assets held-for-sale - Russia and Belarus		£ 18
United Industries Company Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Excess impairment beyond non-current assets held-for-sale - Russia and Belarus	£ 18